Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 1.1	$ 1.1	$ 2.1	$ 2.1